Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Oct. 27, 2012	Apr. 27, 2013 M Y State Store		Apr. 28, 2012	Apr. 30, 2011	Jan. 26, 2013	Jul. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of stores		1,361
Number of states the company operated		50
Short-term, highly liquid instruments purchased with an original maturity Period		3
Charge against inventory		$ 222,235,000
Property and equipment, net of accumulated depreciation	585,054,000	584,909,000		622,655,000	704,651,000	573,369,000	596,678,000	636,491,000	674,070,000	679,038,000
Amortizable intangible assets, net of amortization		233,195,000		249,318,000
Impairment losses on other long lived assets	1,973,000	4,168,000		11,747,000	2,857,000
Goodwill	515,524,000	495,496,000		519,685,000	524,113,000	514,417,000	518,578,000	520,792,000	521,899,000	523,006,000
Unamortizable intangible assets		314,736,000		314,736,000
Non-cash goodwill impairment charge		18,332,000	[1]
Goodwill write off	1,947,000
Intangible write0ff	26,000
Deferred financing fees		16,297,000		21,522,000
Amortization of deferred financing fees		5,470,000		5,381,000	16,087,000
Estimated life of NOOK, years		2
Advertising costs		110,878,000		116,388,000	73,417,000
Costs associated with store closings		5,006,000		551,000	3,899,000
Gift card breakage		23,929,000		29,284,000	25,904,000
Gift card liabilities	297,191,000	341,036,000		321,362,000	311,092,000	386,704,000	312,855,000	367,555,000	287,268,000	301,249,000
Accrued liabilities	535,961,000	569,240,000		612,119,000	541,586,000	627,982,000	540,105,000	608,203,000	503,864,000	471,744,000
Other long-term liabilities	328,029,000	419,946,000		366,503,000	396,575,000	354,449,000	359,357,000	359,465,000	368,232,000	382,263,000
Reclassifications
Summary Of Significant Accounting Policies [Line Items]
Accrued liabilities				47,026,000
Other long-term liabilities				(47,026,000)
Other Long Lived Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets		21.90%
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets		21.70%
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee		25.00
Nook
Summary Of Significant Accounting Policies [Line Items]
Deferred Revenue		15,331,000		19,785,000
Additional Inventory charge
Summary Of Significant Accounting Policies [Line Items]
Charge against inventory		175,872,000
Purchase Commitment
Summary Of Significant Accounting Policies [Line Items]
Charge against inventory		13,800,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership interests		20.00%
Minimum | Nook
Summary Of Significant Accounting Policies [Line Items]
Average Percent, NOOK's Sales price		2.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership interests		50.00%
Maximum | Nook
Summary Of Significant Accounting Policies [Line Items]
Average Percent, NOOK's Sales price		6.00%
B&N College
Summary Of Significant Accounting Policies [Line Items]
Number of stores		686
Goodwill		274,070,000		274,070,000	274,070,000
Non-cash goodwill impairment charge			[1]
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores		675
Goodwill		221,426,000		225,336,000	225,336,000
Nook
Summary Of Significant Accounting Policies [Line Items]
Goodwill				20,279,000
Non-cash goodwill impairment charge		$ 18,332,000	[1]

[1]	During the fourth quarter of 2013, the Company has determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.